FINANCIAL INSTRUMENTS - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 703,568
Other financial liabilities related to business combinations
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	95,216	$ 54,667
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	308	2,004
FVTPL | Other financial liabilities related to business combinations
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	95,216	54,667
FVTOCI | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3	1,571
FVTOCI | Equity forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,167	3,886
Amortized cost | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	119,477	91,313
Amortized cost | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	159,107	3,699
Amortized cost | Other financial liabilities related to business combinations
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	72,287	65,857
Amortized cost | Put option on minority interest of Walmeric
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	75,813	9,386
Amortized cost | Equity forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Amortized cost | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	28
Amortized cost | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	118,736	135,138
Amortized cost | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	896	808
FVTPL | Mutual funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	13,570	47,009
FVTPL | Commercial Papers
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,500
FVTPL | Convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	9,110	6,684
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,330	552
FVTPL | Interest rate SWAP
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	852	3,416
FVTOCI | Bills issued by the Treasury Department of the U.S. ("T-Bills")
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		1,399
FVTOCI | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	8,078	2,957
FVTOCI | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	29,354	27,892
FVTOCI | Equity forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	558
Amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	307,223	292,457
Amortized cost | Contribution to funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,833	1,513
Amortized cost | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	499,283	424,810
Amortized cost | Other assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	35,841	25,854
Amortized cost | Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 17,474	12,122
Amortized cost | Others
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		$ 6